EMPLOYEE BENEFITS OBLIGATIONS - Plan Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of plan assets [line items]
Plan assets	$ 542.0	$ 641.7
Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	180.9	191.7
Cash and cash equivalents	9.9	14.4
Other	2.3	1.1
Plan assets	535.0	635.3
Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	2.5	2.3
Other	1.1	0.8
Plan assets	7.0	6.4
Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	117.4	133.3
Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	58.7	74.4
Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	3.4	3.3
Quoted
Disclosure of fair value of plan assets [line items]
Plan assets	5.9	5.6
Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	0.0	0.0
Cash and cash equivalents	0.0	0.0
Other	0.0	0.0
Plan assets	0.0	0.0
Quoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	2.5	2.3
Other	0.0	0.0
Plan assets	5.9	5.6
Quoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Quoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Quoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	3.4	3.3
Unquoted
Disclosure of fair value of plan assets [line items]
Plan assets	536.1	636.1
Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Private and property investments	180.9	191.7
Cash and cash equivalents	9.9	14.4
Other	2.3	1.1
Plan assets	535.0	635.3
Unquoted | Foreign plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Other	1.1	0.8
Plan assets	1.1	0.8
Unquoted | Government | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	117.4	133.3
Unquoted | Corporate | Canadian plans
Disclosure of fair value of plan assets [line items]
Bond funds	58.7	74.4
Unquoted | Corporate | Foreign plans
Disclosure of fair value of plan assets [line items]
Bond funds	0.0	0.0
Canadian | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	35.0	45.6
Canadian | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Canadian | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	35.0	45.6
Foreign | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	130.8	174.8
Foreign | Quoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	0.0	0.0
Foreign | Unquoted | Canadian plans
Disclosure of fair value of plan assets [line items]
Equity funds	$ 130.8	$ 174.8